Basis of Presentation and Significant Accounting Policies - Additional Information (Detail) ¥ in Millions	12 Months Ended
	Dec. 31, 2018 JPY (¥) Entity	Dec. 31, 2017 JPY (¥)	Dec. 31, 2016 JPY (¥)	Jan. 01, 2019 JPY (¥)	Jan. 01, 2018 JPY (¥)
Significant Accounting Policies [Line Items]
Foreign currency exchange gains (losses)	¥ 6,044	¥ 9,775	¥ 2
Advertising expenses	¥ 58,729	61,207	58,707
Accounting Standards Update 2016-02 [Member] | Subsequent Event
Significant Accounting Policies [Line Items]
Right of use assets and lease obligations for operating leases				¥ 125,649
Trademarks
Significant Accounting Policies [Line Items]
Intangible assets, useful life	15 years
License Fees
Significant Accounting Policies [Line Items]
Intangible assets, useful life	7 years
Minimum | Computer software, intangible asset
Significant Accounting Policies [Line Items]
Intangible assets, useful life	3 years
Minimum | Patents and developed technology
Significant Accounting Policies [Line Items]
Intangible assets, useful life	7 years
Minimum | Customer Relationships
Significant Accounting Policies [Line Items]
Intangible assets, useful life	11 years
Minimum | Building
Significant Accounting Policies [Line Items]
Depreciation period	3 years
Minimum | Machinery and Equipment
Significant Accounting Policies [Line Items]
Depreciation period	1 year
Minimum | Assets Leased to Others
Significant Accounting Policies [Line Items]
Depreciation period	2 years
Maximum | Computer software, intangible asset
Significant Accounting Policies [Line Items]
Intangible assets, useful life	7 years
Maximum | Patents and developed technology
Significant Accounting Policies [Line Items]
Intangible assets, useful life	17 years
Maximum | Customer Relationships
Significant Accounting Policies [Line Items]
Intangible assets, useful life	15 years
Maximum | Building
Significant Accounting Policies [Line Items]
Depreciation period	60 years
Maximum | Machinery and Equipment
Significant Accounting Policies [Line Items]
Depreciation period	20 years
Maximum | Assets Leased to Others
Significant Accounting Policies [Line Items]
Depreciation period	5 years
Retained Earnings | Adjustments for New Accounting Pronouncement
Significant Accounting Policies [Line Items]
Increase (decrease) in retained earnings					¥ 5,343
Available-for-sale Securities
Significant Accounting Policies [Line Items]
Cash equivalents	¥ 70,500	70,500
Selling, General and Administrative Expenses
Significant Accounting Policies [Line Items]
Shipping and handling cost	¥ 54,844	52,953	44,296
Selling, General and Administrative Expenses | Accounting Standards Update 2017-07
Significant Accounting Policies [Line Items]
Other components of net benefit cost resulted in reclassification		4,419	4,161
Cost of Sales | Accounting Standards Update 2017-07
Significant Accounting Policies [Line Items]
Other components of net benefit cost resulted in reclassification		2,137	1,835
Research and Development Expense | Accounting Standards Update 2017-07
Significant Accounting Policies [Line Items]
Other components of net benefit cost resulted in reclassification		¥ 3,318	¥ 6,445
Consolidated Net Sales | HP Inc. | Office Business Unit | Customer Concentration Risk
Significant Accounting Policies [Line Items]
Concentration risk, percentage	13.60%	13.10%	14.80%
Foreign
Significant Accounting Policies [Line Items]
Number of manufacturing plants | Entity	18
Japan
Significant Accounting Policies [Line Items]
Number of manufacturing plants | Entity	30